Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Sep. 12, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 04, 2015	Mar. 31, 2013
Other Commitments [Line Items]
Rent expense		$ 4,413	$ 2,348
Tax liability settlement agreement		This program offers two alternatives for paying this tax liability (adjusted by interest and penalties through the date the company applies to the program):(i) a single installment with a 85% reduction in the interest due and 75% reduction in the penalties; or(ii) payments in 120 monthly installments. Under this alternative, the interest and penalties through the date of application will be reduced by 60% and 50%, respectively. Each installment accrues interest at the monthly Sistema Especial de Liquidação e Custódia (Special Clearance and Escrow System or SELIC) interest rate plus 1%.
Sao Paulo Tax Authority [Member]
Other Commitments [Line Items]
Accrued liabilities				$ 9,928
Asserted taxes and fines arising from examination					$ 21,500
Tax contingency settlement amount	$ 8,900
Unasserted Claim [Member]
Other Commitments [Line Items]
Accrued liabilities		$ 7,910
Possible unasserted losses		$ 23,100
Minimum [Member]
Other Commitments [Line Items]
Operating lease term		2 years
Maximum [Member]
Other Commitments [Line Items]
Operating lease term		5 years